Exhibit 1

TTAN 2021-MHC

Commercial Mortgage Pass-Through Certificates, Series 2021-MHC

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Goldman Sachs Mortgage Company

Goldman Sachs & Co. LLC

Goldman Sachs Bank USA

Academy Securities, Inc.

Drexel Hamilton, LLC

22 April 2021

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179	Goldman Sachs Mortgage Company Goldman Sachs & Co. LLC Goldman Sachs Bank USA 200 West Street New York, New York 10282
Academy Securities, Inc. 140 East 45th Street, 5th Floor New York, New York 10017	Drexel Hamilton, LLC 77 Water Street New York, New York 10005

Re:	TTAN 2021-MHC (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates, Series 2021-MHC (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

22 April 2021

Attachment A Page 1 of 9

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of two componentized promissory notes, evidencing a floating-rate loan (the “Mortgage Loan”),
b.	The Mortgage Loan is secured by, among other things, a first mortgage (or deed of trust or deed to secure debt) lien on the borrowers’ fee simple interests in a portfolio of 67 manufactured housing communities comprised of 11,732 pads located in 23 states and cash collateral that may be released to the borrowers in connection with their acquisition of seven additional manufactured housing communities comprised of 1,468 pads (collectively, the “Properties”) and
c.	The Mortgage Loan has a related floating-rate mezzanine loan (the “Mezzanine Loan”), which will not be an asset of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loan, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan” (or with respect to each Property, is hereinafter referred to as the “Total Debt associated with each Property”).

For the avoidance of doubt, all references and recalculations related to the Mortgage Loan, Mezzanine Loan and Total Debt associated with the Mortgage Loan assume the respective original principal balance amounts are fully funded, as described in the applicable Source Document(s).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Properties, Mezzanine Loan, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of 9 May 2021 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

Attachment A Page 2 of 9

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Properties, Mezzanine Loan, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date,
b.	Initial Maturity Date and
c.	Extended Maturity Date,

as shown on the Final Data File, we recalculated the:

i.	Original Mortgage Loan Term (Excluding Extensions) and
ii.	Original Mortgage Loan Term (Including Extensions)

of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning and
b.	Original Mortgage Loan Term (Excluding Extensions),

as shown on the Final Data File, we recalculated the “Remaining Term to Maturity” of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 9

7.	The applicable Source Document(s) indicate that the Mortgage Loan and Mezzanine Loan are interest-only for their entire terms, including during the extension period options. Based on this information, the Depositor instructed us to:
a.	Use “0” for the:
i.	Original Mortgage Loan Amortization Term and
ii.	Remaining Mortgage Loan Amortization Term

of the Mortgage Loan and Mezzanine Loan,

b.	Use the “Original Mortgage Loan Term (Excluding Extensions),” as shown on the Final Data File, for the “Mortgage Loan IO Period” of the Mortgage Loan and Mezzanine Loan,
c.	Use the “Original Allocated Mortgage Loan Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Cut-off Date Allocated Mortgage Loan Balance”) and
ii.	Principal balance of the Mortgage Loan and each Property as of the “Initial Maturity Date” of the Mortgage Loan (the “Maturity Allocated Mortgage Loan Balance”) and
d.	Use the “Original Allocated Mezzanine Loan Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mezzanine Loan and each Property as of the Reference Date (the “Cut-off Date Allocated Mezzanine Loan Balance”) and
ii.	Principal balance of the Mezzanine Loan and each Property as of the “Initial Maturity Date” of the Mezzanine Loan (the “Maturity Allocated Mezzanine Loan Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Original Allocated Mortgage Loan Balance,
b.	Original Allocated Mezzanine Loan Balance,
c.	Cut-off Date Allocated Mortgage Loan Balance,
d.	Cut-off Date Allocated Mezzanine Loan Balance,
e.	Maturity Allocated Mortgage Loan Balance and
f.	Maturity Allocated Mezzanine Loan Balance,

as shown on the Final Data File, we recalculated the:

i.	Original Allocated Total Debt Balance,
ii.	Cut-off Date Allocated Total Debt Balance and
iii.	Maturity Allocated Total Debt Balance

of the Total Debt associated with the Mortgage Loan and Total Debt associated with each Property. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 9

9.	Using the:
a.	Original Allocated Mortgage Loan Balance,
b.	Original Allocated Mezzanine Loan Balance,
c.	Mortgage Loan Margin and
d.	Mezzanine Margin,

as shown on the Final Data File, we recalculated the “Total Debt Margin” of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the “Cut-off Date Allocated Mortgage Loan Balance,” we recalculated the “Percentage of Cut-Off Date Allocated Mortgage Loan Balance” of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the “Units,” we recalculated the “Percent of Units” of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
a.	Mortgage Loan Margin,
b.	Mezzanine Margin,
c.	Total Debt Margin,
d.	LIBOR Floor,
e.	LIBOR Rounding Methodology and
f.	LIBOR Cap,

as shown on the Final Data File, and a LIBOR assumption of 0.10800% provided by the Depositor, we recalculated the:

i.	Mortgage Loan Interest Rate (At Assumed LIBOR),
ii.	Mortgage Loan Interest Rate (At LIBOR CAP),
iii.	Mezzanine Interest Rate (At Assumed LIBOR),
iv.	Mezzanine Interest Rate (At LIBOR CAP),
v.	Total Debt Interest Rate (At Assumed LIBOR) and
vi.	Total Debt Interest Rate (At LIBOR CAP),

of the Mortgage Loan, Mezzanine Loan and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 9

13.	Using the:
a.	Original Allocated Mortgage Loan Balance,
b.	Mortgage Loan Interest Rate (At Assumed LIBOR),

c.             Mortgage Loan Interest Rate (At LIBOR CAP) and

d.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Annual Mortgage Loan Debt Service,
ii.	Monthly Mortgage Loan Debt Service and
iii.	Annual Mortgage Loan Debt Service @ Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Loan Debt Service” of the Mortgage Loan as the product of:

a.            The “Original Allocated Mortgage Loan Balance,” as shown on the Final Data File,

b.	The “Mortgage Loan Interest Rate (At Assumed LIBOR),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Loan Debt Service @ Cap” of the Mortgage Loan as the product of:

a.            The “Original Allocated Mortgage Loan Balance,” as shown on the Final Data File,

b.	The “Mortgage Loan Interest Rate (At LIBOR CAP),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mortgage Loan Debt Service” of the Mortgage Loan as 1/12th of the “Annual Mortgage Loan Debt Service.”

14.	Using the:

a.            Original Allocated Mezzanine Loan Balance,

b.	Mezzanine Interest Rate (At Assumed LIBOR),

c.            Mezzanine Interest Rate (At LIBOR CAP) and

d.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Annual Mezzanine Debt Service,
ii.	Monthly Mezzanine Debt Service and
iii.	Annual Mezzanine Debt Service @ Cap

of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 9

14. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mezzanine Debt Service” of the Mezzanine Loan as the product of:

a.	The “Original Allocated Mezzanine Loan Balance,” as shown on the Final Data File,
b.	The “Mezzanine Interest Rate (At Assumed LIBOR),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mezzanine Debt Service @ Cap” of the Mezzanine Loan as the product of:

a.            The “Original Allocated Mezzanine Loan Balance,” as shown on the Final Data File,

b.	The “Mezzanine Interest Rate (At LIBOR CAP),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mezzanine Debt Service” of the Mezzanine Loan as 1/12th of the “Annual Mezzanine Debt Service.”

15.	Using the:

a.            Annual Mortgage Loan Debt Service,

b.	Annual Mezzanine Debt Service,
c.	Monthly Mortgage Loan Debt Service,
d.	Monthly Mezzanine Debt Service,
e.	Annual Mortgage Loan Debt Service @ Cap and
f.	Annual Mezzanine Debt Service @ Cap,

as shown on the Final Data File, we recalculated the:

i.	Annual Total Debt Debt Service,
ii.	Monthly Total Debt Debt Service and
iii.	Annual Total Debt Debt Service @ Cap

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 9

16.	Using the:
a.	Cut-off Date Allocated Mortgage Loan Balance,
b.	Annual Mortgage Loan Debt Service,
c.	Annual Mortgage Loan Debt Service @ Cap,
d.	Portfolio Appraised Value,
e.	As-Stabilized Appraised Value,
f.	In-Place Underwritten NOI,
g.	In-Place Underwritten Net Cash Flow,
h.	Stabilized Underwritten NOI,
i.	Stabilized Underwritten Net Cash Flow and
j.	Units,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Cut-Off Date Mortgage Loan Balance LTV,
ii.	Cut-Off Date Mortgage Loan Balance Stabilized LTV,
iii.	Mortgage Loan In-Place Underwritten NOI DY,
iv.	Mortgage Loan In-Place Underwritten NCF DY,
v.	Mortgage Loan Stabilized underwritten NOI DY,
vi.	Mortgage Loan Stabilized underwritten NCF DY,
vii.	Mortgage Loan In-Place Underwritten NOI DSCR,
viii.	Mortgage Loan In-Place Underwritten NCF DSCR,
ix.	Mortgage Loan In-Place Underwritten NOI DSCR @ Cap,
x.	Mortgage Loan In-Place Underwritten NCF DSCR @ Cap,
xi.	Mortgage Loan Stabilized underwritten NOI DSCR,
xii.	Mortgage Loan Stabilized underwritten NCF DSCR,
xiii.	Mortgage Loan Stabilized underwritten NOI DSCR @ Cap,
xiv.	Mortgage Loan Stabilized underwritten NCF DSCR @ Cap and
xv.	Cut-off Date Allocated Mortgage Loan Balance Per Unit

of the Mortgage Loan, and with respect to xv. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through vi. above to the nearest 1/10th of one percent and
b.	Round the characteristics listed in vii. through xiv. above to two decimal places.

Attachment A Page 8 of 9

17.	Using the:
a.	Cut-off Date Allocated Total Debt Balance,
b.	Annual Total Debt Debt Service,
c.	Annual Total Debt Debt Service @ Cap,
d.	Portfolio Appraised Value,
e.	As-Stabilized Appraised Value,
f.	In-Place Underwritten NOI,
g.	In-Place Underwritten Net Cash Flow,
h.	Stabilized Underwritten NOI and
i.	Stabilized Underwritten Net Cash Flow,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Cut-Off Date Total Debt LTV,
ii.	Cut-Off Date Total Debt Stabilized LTV,
iii.	Total Debt In-Place Underwritten NOI DY,
iv.	Total Debt In-Place Underwritten NCF DY,
v.	Total Debt Stabilized underwritten NOI DY,
vi.	Total Debt Stabilized underwritten NCF DY,
vii.	Total Debt In-Place Underwritten NOI DSCR,
viii.	Total Debt In-Place Underwritten NCF DSCR,
ix.	Total Debt In-Place Underwritten NOI DSCR @ Cap,
x.	Total Debt In-Place Underwritten NCF DSCR @ Cap,
xi.	Total Debt Stabilized underwritten NOI DSCR,
xii.	Total Debt Stabilized underwritten NCF DSCR,
xiii.	Total Debt Stabilized underwritten NOI DSCR @ Cap and
xiv.	Total Debt Stabilized underwritten NCF DSCR @ Cap

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through vi. above to the nearest 1/10th of one percent and
b.	Round the characteristics listed in vii. through xiv. above to two decimal places.

18.	Using the:
a.	Master Servicer and
b.	Primary Servicer,

as shown on the Final Data File, we recalculated the “Servicing Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 9 of 9

19.	Using the:
a.	Servicing Fee,
b.	Trustee/Cert Admin,
c.	Operating Advisor Fee and
d.	CREFC Fee,

as shown on the Final Data File, we recalculated the “Total Admin Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

20.	Using the:
a.	Total Admin Fee and
b.	Mortgage Loan Margin,

as shown on the Final Data File, we recalculated the “Net Margin Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Promissory Notes	5 March 2021

Mortgage Loan Agreement	5 March 2021

Mezzanine Loan Promissory Notes	5 March 2021

Mezzanine Loan Agreement	5 March 2021

Cash Management Agreement	5 March 2021

Deposit Account Control Agreement	5 March 2021

Mortgage Interest Rate Cap Agreement (see Note 1)	5 March 2021

Mezzanine Interest Rate Cap Agreement (see Note 1)	5 March 2021

Bloomberg Screenshots for LIBOR Cap Provider Rating	Not Dated

Settlement Statement	5 March 2021

Guaranty Agreement	5 March 2021

Environmental Indemnity Agreement	5 March 2021

Non-Consolidation Opinion	5 March 2021

Servicing Tape	13 April 2021

Property Source Documents

Source Document Title	Source Document Date

Portfolio Appraisal Report	22 December 2020

Appraisal Reports	Various

USPS Internet Site (www.usps.com)	Not Applicable

Engineering Reports	Various

Phase I Environmental Reports	Various

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Source Document Title	Source Document Date

Seismic Reports	Various

Phase II Environmental Reports	Various

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	1 April 2021

Management Agreement	5 March 2021

Pro Forma Title Policies	Not Dated

Note:

1.	The mortgage interest rate cap agreement and mezzanine interest rate cap agreement Source Documents are referred to collectively as the “Interest Rate Cap Agreements.”

Exhibit 2 to Attachment A Page 1 of 8

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report or USPS Internet Site (www.usps.com)
State / Province (see Note 1)	Appraisal Report
Zip Code	Appraisal Report or USPS Internet Site (www.usps.com)
Property Type	Appraisal Report
Property Subtype	Appraisal Report
Market	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Units	Underwritten Rent Roll
Unit Type	Underwritten Rent Roll
Manufactured Housing Sites	Underwritten Rent Roll
RV Sites	Underwritten Rent Roll
Site Built Sites	Underwritten Rent Roll
Storage Sites	Underwritten Rent Roll
COH Units	Underwritten Rent Roll
Occupancy %	Underwritten Rent Roll
Occupancy Date	Underwritten Rent Roll
MH Occupancy	Underwritten Rent Roll
RV Occupancy	Underwritten Rent Roll
SB Occupancy	Underwritten Rent Roll
COH Occupancy	Underwritten Rent Roll

Third Party Information:

Characteristic	Source Document(s)

As-Is Appraised Value	Appraisal Report
Appraisal Cap Rate	Appraisal Report
Appraisal Firm	Appraisal Report
Date of Appraisal (Valuation Date)	Appraisal Report
As-Stabilized Appraised Value (see Note 11)	Appraisal Report
Date of As-Stabilized Appraised (Valuation Date) (see Note 11)	Appraisal Report
Portfolio Appraised Value	Portfolio Appraisal Report
Portfolio Appraisal Firm	Portfolio Appraisal Report
Date of Portfolio Appraisal (Valuation Date)	Portfolio Appraisal Report
Environmental Firm	Phase I Environmental Report

Exhibit 2 to Attachment A Page 2 of 8

Third Party Information: (continued)

Characteristic	Source Document(s)

Phase I Date	Phase I Environmental Report
Phase II Recommended (see Note 10)	Phase I Environmental Report
Phase II Report Date (see Notes 10 and 12)	Phase II Environmental Report
Engineering Firm	Engineering Report
Engineering Report Date	Engineering Report
Seismic Firm (see Note 2)	Seismic Report
Seismic Zone (see Note 2)	Seismic Report
Seismic PML% (see Note 2)	Seismic Report
Seismic Date (see Note 2)	Seismic Report

Underwriting Information: (see Note 3)

Characteristic	Source Document(s)

2018 MH Site Revenue	Underwriter’s Summary Report
2018 RV Site Revenue	Underwriter’s Summary Report
2018 SB Site Revenue	Underwriter’s Summary Report
2018 COH Revenue	Underwriter’s Summary Report
2018 Total Revenue	Underwriter’s Summary Report
2019 MH Site Revenue	Underwriter’s Summary Report
2019 RV Site Revenue	Underwriter’s Summary Report
2019 SB Site Revenue	Underwriter’s Summary Report
2019 COH Revenue	Underwriter’s Summary Report
2019 Total Revenue	Underwriter’s Summary Report
TTM MH Site Revenue	Underwriter’s Summary Report
TTM RV Site Revenue	Underwriter’s Summary Report
TTM SB Site Revenue	Underwriter’s Summary Report
TTM COH Site Revenue	Underwriter’s Summary Report
TTM Total Revenue	Underwriter’s Summary Report
In Place UW MH Site Revenue	Underwriter’s Summary Report
In Place UW RV Site Revenue	Underwriter’s Summary Report
In Place UW SB Site Revenue	Underwriter’s Summary Report
In Place UW COH Revenue	Underwriter’s Summary Report
In Place Underwritten Total Revenue	Underwriter’s Summary Report
Underwritten Occupancy Total Percent	Underwriter’s Summary Report
2018 Effective Gross Income	Underwriter’s Summary Report
2018 Expenses	Underwriter’s Summary Report
2018 NOI	Underwriter’s Summary Report
2018 NCF	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 8

Underwriting Information: (continued)

Characteristic	Source Document(s)

2019 Effective Gross Income	Underwriter’s Summary Report
2019 Expenses	Underwriter’s Summary Report
2019 NOI	Underwriter’s Summary Report
2019 NCF	Underwriter’s Summary Report
TTM Effective Gross Income	Underwriter’s Summary Report
TTM Expenses	Underwriter’s Summary Report
TTM NOI	Underwriter’s Summary Report
TTM NCF	Underwriter’s Summary Report
In-Place Underwritten Effective Gross Income	Underwriter’s Summary Report
In-Place Underwritten Expenses	Underwriter’s Summary Report
In-Place Underwritten NOI	Underwriter’s Summary Report
In-Place Underwritten Net Cash Flow	Underwriter’s Summary Report
Stabilized Underwritten Effective Gross Income	Underwriter’s Summary Report
Stabilized Underwritten Expenses	Underwriter’s Summary Report
Stabilized Underwritten NOI	Underwriter’s Summary Report
Stabilized Underwritten Net Cash Flow	Underwriter’s Summary Report
Stabilized UW MH Site Revenue	Underwriter’s Summary Report
Stabilized UW RV Site Revenue	Underwriter’s Summary Report
Stabilized UW SB Site Revenue	Underwriter’s Summary Report
Stabilized UW COH Revenue	Underwriter’s Summary Report
Stabilized Underwritten Total Revenue	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Escrow	Mortgage Loan Agreement
Monthly Tax Escrow	Servicing Tape
Initial Insurance Escrow	Mortgage Loan Agreement
Monthly Insurance Escrow	Mortgage Loan Agreement
Initial Replacement Reserves Escrow	Mortgage Loan Agreement
Monthly Replacement Reserves Escrow	Servicing Tape
Rollover Escrow	Mortgage Loan Agreement
Monthly Rollover Escrow	Servicing Tape
Initial Free Rent Escrow	Mortgage Loan Agreement
Monthly Free Rent Escrow	Servicing Tape
Initial Environmental Reserve	Mortgage Loan Agreement
Other Escrow Type	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 4 of 8

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Other Escrow Initial Deposit	Mortgage Loan Agreement and Mezzanine Loan Agreement
Other Escrow Monthly Deposit	Mortgage Loan Agreement

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Borrower Entities	Mortgage Loan Agreement
Guarantor	Mortgage Loan Agreement
Original Allocated Mortgage Loan Balance (see Note 4)	Mortgage Loan Agreement
Original Allocated Mezzanine Loan Balance (see Note 4)	Mezzanine Loan Agreement
Origination Date (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Initial Maturity Date (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extended Maturity Date (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Payment Date (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
First Payment Date (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Options (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Description (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Test Description (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Spread Increase (Yes/No) (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Spread Increase Description (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Payment Grace Period Event of Default (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Payment Grace Period Event of Late Fee (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Balloon Grace Period Event of Default (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Balloon Grace Period Event of Late Fee (see Notes 5 and 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement

Exhibit 2 to Attachment A Page 5 of 8

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Interest Accrual Period Start (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Period End (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Rate Adjustment Frequency (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Rounding Methodology (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Lookback Days (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Floor (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Cap (see Note 5)	Interest Rate Cap Agreements
LIBOR Cap after Extension (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Cap Provider Rating (M/S&P/F)	Bloomberg Screenshots for LIBOR Cap Provider Rating
LIBOR Cap Expiration Date (see Note 5)	Interest Rate Cap Agreements
LIBOR Cap Provider (see Note 5)	Interest Rate Cap Agreements
Rate Type (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Amortization Type (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Accrual Basis (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Mortgage Loan Margin	Mortgage Loan Agreement
Mezzanine Margin	Mezzanine Loan Agreement
Prepayment String (see Note 7)	Mortgage Loan Agreement
Partial Prepayments Allowed	Mortgage Loan Agreement
Partial Release Permitted	Mortgage Loan Agreement
Partial Release Description	Mortgage Loan Agreement
LockBox (Y/N)	Mortgage Loan Agreement
LockBox Type (see Note 8)	Mortgage Loan Agreement
Cash Management (see Note 9)	Mortgage Loan Agreement
Terms/Description of Cash Management	Mortgage Loan Agreement
Single Asset Entity	Mortgage Loan Agreement
Single Purpose Entity	Mortgage Loan Agreement
Future Debt Permitted?	Mortgage Loan Agreement
Future Debt Description	Mortgage Loan Agreement
Loan Purpose	Settlement Statement
Ownership Interest (see Note 10)	Pro Forma Title Policy
Non-Consolidation Letter	Non-Consolidation Opinion

Exhibit 2 to Attachment A Page 6 of 8

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to perform procedures only for any Property that contains a seismic report Source Document in the related loan file. For any Property on the Preliminary Data File that does not contain a seismic report Source Document in the related loan file, the Depositor instructed us to use “NAP” for the indicated characteristics.

3.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/– $1 or less.

4.	For the purpose of comparing the indicated characteristics for the Mortgage Loan and Mezzanine Loan, the Depositor instructed us to assume the respective original principal balance amounts are fully funded, as described in the applicable Source Document(s).

For any Property listed in Table A1, the applicable Source Document(s) did not contain allocated original principal balance mortgage loan or mezzanine loan amounts. For the purpose of comparing the “Original Allocated Mortgage Loan Balance” and “Original Allocated Mezzanine Loan Balance” characteristics, the Depositor instructed us to use the information in the “Original Balance” column for the applicable characteristic listed in Table A1.

Table A1:

Property	Characteristic	Original Balance

Cloverleaf Mobile Community	Original Allocated Mortgage Loan Balance Original Allocated Mezzanine Loan Balance	$30,503,000 $4,088,000

Flamingo MHC	Original Allocated Mortgage Loan Balance Original Allocated Mezzanine Loan Balance	$4,140,000 $555,000

Black Oaks Community	Original Allocated Mortgage Loan Balance Original Allocated Mezzanine Loan Balance	$226,000 $30,000

Shenandoah Valley Estates MHC	Original Allocated Mortgage Loan Balance Original Allocated Mezzanine Loan Balance	$4,626,000 $620,000

Mountain Creek Community	Original Allocated Mortgage Loan Balance Original Allocated Mezzanine Loan Balance	$4,120,000 $552,000

White Pines Community	Original Allocated Mortgage Loan Balance Original Allocated Mezzanine Loan Balance	$1,838,000 $246,000

Cherry Hill MHP	Original Allocated Mortgage Loan Balance Original Allocated Mezzanine Loan Balance	$4,975,000 $667,000

Exhibit 2 to Attachment A Page 7 of 8

Notes: (continued)

5.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for both the Mortgage Loan and Mezzanine Loan that is shown in the applicable Source Document(s).

6.	The Depositor instructed us to use the “Payment Grace Period Event of Late Fee,” as shown on the Preliminary Data File, for the “Balloon Grace Period Event of Late Fee” characteristic, as the applicable Source Document(s) did not specify a grace period for the payment due on the “Initial Maturity Date” or another maturity date during any extension period.

7.	The mortgage loan agreement Source Document contains the following defined term:

“Spread Maintenance End Date” shall mean, the first Business Day immediately following the Payment Date occurring in September, 2022

For the purpose of comparing the “Prepayment String” characteristic, the Depositor instructed us to ignore the “the first Business Day immediately following“ language in the above definition.

8.	For the purpose of comparing the “LockBox Type” characteristic, the Depositor instructed us to use “Soft” if the applicable Source Document(s) require the borrower(s) to deposit or cause the property manager(s) to deposit all rents collected to the lockbox account.

9.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrower(s), and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender(s), and the funds are used to pay monthly debt service and reserve payments, as described in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 8 of 8

Notes: (continued)

10.	For any Property listed in Table A2, the Depositor instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A2, even if the information in the “Provided Value” column did not agree with the information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Table A2:

Property	Characteristic	Provided Value

Delaware Acres MHC	Phase II Recommended	Yes
	Phase II Report Date	1/4/2021

Cloverleaf Mobile Community	Ownership Interest	Fee

Cherry Hill MHP	Ownership Interest	Fee

Flamingo MHC	Ownership Interest	Fee

Black Oaks Community	Ownership Interest	Fee

Shenandoah Valley Estates MHC	Ownership Interest	Fee

Mountain Creek Community	Ownership Interest	Fee

White Pines Community	Ownership Interest	Fee

11.	For the purpose of comparing the “As-Stabilized Appraised Value” and “Date of As-Stabilized Appraised (Valuation Date)” characteristics for any Property that only contained an as-is appraised value in the applicable Source Document(s), the Depositor instructed us to use the “As-Is Appraised Value” and “Date of Appraisal (Valuation Date)” characteristics, respectively, as shown on the Preliminary Data File.

12.	For the purpose of comparing the indicated characteristic, the Depositor instructed us to perform procedures only for any Property that contains a phase II environmental report Source Document in the related loan file. For any Property on the Preliminary Data File that does not contain a phase II environmental report Source Document in the related loan file, the Depositor instructed us to use “NAP” for the indicated characteristic.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property Number
Property Name
Region
Class
Performance Classification
Ground Lease Expiration Date
Sponsor Earnout Property (Yes/No)
Master Servicer
Primary Servicer
Trustee/Cert Admin
Operating Advisor Fee
CREFC Fee

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.